CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other comprehensive income/(loss)	$ 2.6	$ 5.2	$ (8.6)